UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22466

                                                   ASGI Agility Income Fund
(Exact name of registrant as specified in charter)

C/O Alternative Strategies Group, Inc.
401 South Tryon Street
                                           Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
                                     Boston, MA 02116
 (Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460

Date of fiscal year end:  September 30

Date of Reporting Period:   December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ASGI Agility Income Fund

Schedule of Investments (unaudited)
As of December 31, 2011

				(in U.S. dollars)
Strategy	Investments	Shares	Cost	Fair Value

Mutual Funds – 48.84%

Equity - 15.88%
	Cohen & Steers Realty Income Fund	303,544	$ 3,727,526	$ 3,666,810
	The GMO Quality Fund	458,117	9,607,343	10,096,901
	Lazard Global Listed Infrastructure Portfolio	451,602	4,785,833	4,416,669
	Stone Harbor Local Market Fund	510,478	5,749,021	5,171,141
	Utilities Select Sector SPDR Fund	258,100	8,769,590	9,286,438
				32,637,959
Fixed Income - 32.96%
	Harbor High-Yield Bond Fund	1,488,054	16,350,395	15,758,487
	Federated Bond Fund	2,340,189	21,646,639	21,459,533
	Stone Harbor Emerging Market Debt Fund	1,949,305	21,869,121	21,110,968
	Torchlight Value Fund, Inc. ***	1,706,415	9,625,470	9,419,584
				67,748,572
Hedge Funds - 37.00%

Diversified/Multi-Strategy - 9.78%
	AQR DELTA Offshore Fund, LP**		10,550,000	10,416,511
	York Total Return Unit Trust**		10,500,000	9,691,081
				20,107,592
Fixed Income - 20.33%
	Eaton Vance Institutional Senior Loan Fund		21,800,948	21,618,989
	Post Limited Term High Yield Offshore Fund Ltd.**		19,100,000	20,171,338
				41,790,327
Long/Short Equity - 2.03%
	Standard Pacific Capital Offshore Fund Ltd.**		4,550,000	4,161,373

Macro - 4.86%
	Graham Global Investment Fund II Ltd.**		9,750,000	9,989,016
Total Investments (Cost - $178,381,886*) - 85.84%				176,434,839
Other Assets and Liabilities, Net - 14.16%				29,100,087
Net Assets - 100.0%				$ 205,534,926

ASGI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2011

Percentages shown are stated as a percentage of net assets as of December 31, 2011.

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$178,381,886

Gross unrealized appreciation	$2,316,760
Gross unrealized depreciation	(4,263,807)
Net unrealized depreciation	$(1,947,047)

**Non-income producing securities.
*** Investment Fund is a private mutual fund

Investments by Strategy (as a percentage of total investments)
Mutual Funds
Equity	18.50%
Fixed Income	38.40
Hedge Funds
Diversified/Multi-Strategy	11.40
Fixed Income	23.69
Long/Short Equity	2.35
Macro	5.66
100.00%

Equity Swap Agreements Outstanding as of December 31, 2011:

Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Notional Amount	Fair Value (USD)
Credit Suisse Securities (Europe) Ltd.	The Cushing 30 MLP Index	Buy	1-month USD-LIBOR_BBA	Pay	$10,005,233	$ 854,018
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index	Buy	Fed Funds effective	Pay	11,463,763	1,038,662
						$ 1,892,680

A Summary of derivative instruments by primary risk exposure is outlined in the following table:

The fair value of derivative instruments as of December 31, 2011 was as follows:

Derivatives not accounted for as hedge instruments	Location on Statement of Assets and Liabilities	Fair Value (USD)

Asset derivatives

Equity swaps	Unrealized appreciation on swap agreements	$ 1,892,680

ASGI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2011

Changes in unrealized appreciation due to investments in derivatives for the period ended December 31, 2011 were as follows:

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Swaps

Equity swaps	$ 2,669,679

Fair Value Measurements

ASGI Agility Income Fund (the “Fund”) measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Alternative Strategies Group, Inc. (the “Adviser”) considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value.  Investments are included in Level 2 of the fair value hierarchy if the Fund has the ability to redeem its investment within 90 days of fiscal year end by providing redemption notice within 90 days of fiscal year end.  All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.  There were no transfers between the levels indicated above for the period ended December 31, 2011.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's members' capital as of December 31, 2011 is as follows:

ASGI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2011

Description	Total Fair Value at December 31, 2011	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Funds
Equity	$32,637,959	$32,637,959	$-	$-
Fixed Income	67,748,572	58,328,988	9,419,584	-
Hedge Funds
Diversified/Multi-Strategy	20,107,592	-	20,107,592	-
Fixed Income	41,790,327	-	41,790,327	-
Long/Short Equity	4,161,373	-	4,161,373	-
Macro	9,989,016	-	9,989,016	-
Investment Funds	176,434,839	90,966,947	85,467,892	-
Swap
Index	1,892,680	-	1,892,680	-
Total Investments	$178,327,519	$90,966,947	$87,360,572	$-

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the investment strategies of the investments in the Trusts held in the Fund as of December 31, 2011:

The diversified/multi-strategies generally include investments in macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.

Fixed income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt.  Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Macro strategies generally include investments with trading managers who attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets. To identify extreme price valuations, trading managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ASGI Agility Income Fund

By (Signature and Title)*                     /s/ Adam I. Taback
Adam I. Taback, President
(Principal Executive Officer)

Date                      February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                     /s/ Adam I. Taback
Adam I. Taback, President
(Principal Executive Officer)

Date                      February 28, 2012

By (Signature and Title)*                    /s/ Michael Roman
Michael Roman, Treasurer
(Principal Financial Officer)

Date                      February 28, 2012

* Print the name and title of each signing officer under his or her signature.